STOCK BENEFIT PLANS	12 Months Ended
Jun. 30, 2013
STOCK BENEFIT PLANS [Abstract]
STOCK BENEFIT PLANS
17.	STOCK BENEFIT PLANS

Stock Option Plan

The Company maintains the 2008 Stock Incentive Plan for the directors, officers, and employees. The stock options granted typically have an expiration term of ten years, subject to certain extensions and early terminations. The per share exercise price of an incentive stock option shall at a minimum equal the fair market value of a share of common stock on the date the option is granted. The per share exercise price of a compensatory stock option granted shall at least equal the greater of par value or 100 percent of the fair market value of a share of common stock on the date the option is granted. Proceeds from the exercise of the stock options are credited to common stock for the aggregate par value and the excess is credited to paid-in capital.

The following table presents information related to the outstanding options:

	Officers' and		Weighted-
	Employees'	Directors'	Average
	Stock	Stock	Exercise
	Options	Options	Price

Outstanding, June 30, 2010	87,019	38,108	$16.20

Granted	-	-
Exercised	-	-
Forfeited	-	303

Outstanding, June 30, 2011	87,019	37,805	$16.20

Granted	-	-
Exercised	-	-
Forfeited	-	305

Outstanding, June 30, 2012	87,019	37,500	$16.20

Granted	-	-
Exercised	-	-
Forfeited	10,000	-

Outstanding, June 30, 2013	77,019	37,500	$16.20

Exercisable at year-end	57,290	30,000	$16.20

Available for future grant	36,981	500

At June 30, 2013, for officers and employees there were 77,019 options outstanding and 57,290 options exercisable, with a weighted-average exercise price of $16.20, and a weighted-average remaining contractual life of 5.42 years. At June 30, 2012 there were 87,019 options outstanding and 50,967 options exercisable for officers and employees, with a weighted-average price of $16.20, and a weighted-average remaining contractual life of 6.49 years.

There were also 37,500 options outstanding and 30,000 options exercisable for directors with a weighted-average exercise price of $16.20, and a weighted-average remaining contractual life of 5.25 years. At June 30, 2012 there were 37,500 options outstanding and 22,500 options exercisable for directors, with a weighted-average price of $16.20, and a weighted-average remaining contractual life of 6.25 years.

Employee Stock Ownership Plan ("ESOP")

WVS maintains an ESOP for the benefit of officers and Savings Bank employees who have met certain eligibility requirements related to age and length of service. Compensation expense for the ESOP was $115 thousand, $152 thousand, and $150 thousand for the years ended June 30, 2013, 2012, and 2011, respectively. Total ESOP shares as of June 30, 2013 and 2012, were 259,456 and 258,706, respectively.